                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3327
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                             MFS SERIES TRUST XIII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: February 28
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                  Date of reporting period: November 30, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) GOVERNMENT SECURITIES FUND

11/30/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Government Securities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2006

ISSUER                                                                                         SHARES/PAR                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 97.6%
-----------------------------------------------------------------------------------------------------------------------------------
AGENCY - OTHER - 6.9%
-----------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.7%, 2017                                                               $   14,360,000            $   21,355,230
-----------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.4%, 2018                                                                    11,750,000                16,290,470
-----------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.8%, 2018                                                                    14,975,000                21,317,871
-----------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.35%, 2018                                                                  15,165,000                22,460,624
-----------------------------------------------------------------------------------------------------------------------------------
Financing Corp., STRIPS, 0%, 2017                                                              18,780,000                11,056,687
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   92,480,882
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 49.7%
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Fannie Mae, 4.374%, 2013                                                                   $    2,591,094            $    2,513,678
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.45%, 2014                                                                         3,161,861                 3,067,083
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2019                                                                         56,372,684                54,937,306
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.519%, 2014                                                                        4,347,236                 4,241,076
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.543%, 2013                                                                        1,481,124                 1,450,808
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.56%, 2015                                                                         2,386,548                 2,322,477
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.6%, 2014                                                                          1,848,695                 1,807,761
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2015                                                                         3,410,808                 3,332,823
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                        1,610,552                 1,577,513
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2014                                                                        9,197,365                 9,048,840
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.69%, 2015                                                                         1,312,676                 1,288,109
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.7%, 2015                                                                          1,847,639                 1,813,524
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.73%, 2012                                                                         2,831,400                 2,794,099
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.74%, 2015                                                                         1,810,000                 1,773,332
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.77%, 2014                                                                         1,594,117                 1,566,574
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.786%, 2012                                                                          837,041                   830,206
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.79%, 2012                                                                        11,265,251                10,998,016
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.8%, 2013                                                                          1,299,777                 1,286,861
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.815%, 2015                                                                        1,968,000                 1,936,562
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.82%, 2014 - 2015                                                                  6,684,010                 6,594,156
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                        3,838,139                 3,793,382
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.848%, 2014                                                                       10,401,488                10,336,475
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.85%, 2015                                                                         1,466,103                 1,452,399
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                         1,399,765                 1,388,235
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.871%, 2014                                                                        5,777,609                 5,751,016
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                         1,385,744                 1,377,752
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                         1,295,461                 1,286,496
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.92%, 2014                                                                         1,451,055                 1,450,205
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                        5,153,035                 5,143,754
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.996%, 2017                                                                        4,944,238                 4,956,351
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2013 - 2027                                                                    42,829,178                42,584,452
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.06%, 2013                                                                         1,532,996                 1,529,808
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.1%, 2014                                                                          2,005,285                 2,016,250
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.369%, 2013                                                                        1,985,900                 2,029,341
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.423%, 2016                                                                        3,011,644                 3,107,003
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.471%, 2015                                                                        2,569,995                 2,657,743
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2035                                                                 221,059,109               220,908,718
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2034                                                                    50,383,697                51,089,908
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2016 - 2036                                                                  30,350,431                31,065,033
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.056%, 2007                                                                          697,432                   699,070
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2024 - 2031                                                                     748,320                   782,300
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.375%, 2015                                                                       8,478,280                 8,302,198
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2013 - 2015                                                                  8,620,895                 8,549,825
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Freddie Mac, 5%, 2016 - 2025                                                                   40,718,640                40,599,305
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2025 - 2035                                                                 49,860,336                49,763,692
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Freddie Mac, 6%, 2017 - 2035                                                                   21,678,816                21,967,610
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2016                                                                         1,490,880                 1,526,088
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2033 - 2034                                                                  29,232,113                29,303,075
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  670,598,288
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U.S. GOVERNMENT AGENCIES - 29.8%
-----------------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                     $    7,118,000            $    6,975,711
-----------------------------------------------------------------------------------------------------------------------------------
Aid-Israel, 0%, 2021 - 2024                                                                    23,298,000                10,282,543
-----------------------------------------------------------------------------------------------------------------------------------
Aid-Israel, 5.5%, 2023                                                                         16,567,000                17,643,375
-----------------------------------------------------------------------------------------------------------------------------------
Empresa Energetica Cornito Ltd., 6.07%, 2010                                                    5,958,000                 6,067,329
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.125%, 2007                                                                       35,000,000                34,335,700
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.25%, 2007                                                                        30,000,000                29,781,210
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2008                                                                         15,000,000                14,918,910
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.625%, 2013                                                                        3,286,000                 3,263,885
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2011                                                                         77,391,000                79,712,807
-----------------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 5.5%, 2011(n)                                                                      11,110,000                11,420,847
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Federal Home Loan Bank, 4.5%, 2007                                                              8,450,000                 8,424,329
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.625%, 2008                                                           34,255,000                34,126,578
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Freddie Mac, 4.2%, 2007                                                                        12,065,000                11,968,118
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Freddie Mac, 4.875%, 2013                                                                       2,121,000                 2,137,749
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Freddie Mac, 5.05%, 2015                                                                       13,957,000                13,919,386
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Overseas Private Investment Corp., 0%, 2007                                                     7,041,000                 7,401,851
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                      3,949,200                 3,819,879
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.72%, 2024                                                      6,919,577                 6,840,484
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Small Business Administration, 4.76%, 2025                                                      8,106,992                 7,996,755
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                      5,722,205                 5,668,499
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Small Business Administration, 4.86%, 2024 - 2025                                               9,325,358                 9,272,553
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Small Business Administration, 4.87%, 2024                                                      5,549,552                 5,522,495
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.88%, 2024                                                      3,280,806                 3,265,514
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                      6,991,496                 6,977,942
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                      2,656,324                 2,661,024
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                      4,857,395                 4,864,733
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.11%, 2025                                                      4,731,626                 4,761,935
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                      6,459,793                 6,523,550
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                      4,429,120                 4,475,403
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                      4,236,591                 4,339,003
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                      3,271,073                 3,396,048
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Small Business Administration, 6.34%, 2021                                                      3,508,775                 3,661,473
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                      3,080,957                 3,214,244
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                      3,379,685                 3,529,351
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.625%, 2021                                                     3,477,801                 3,664,076
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 8.625%, 2011                                                       155,113                   161,389
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 8.8%, 2011                                                         110,912                   115,971
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.05%, 2009                                                         19,411                    20,040
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.1%, 2009                                                          14,998                    15,457
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.25%, 2010                                                         44,697                    46,489
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.3%, 2010                                                          96,473                   101,139
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.5%, 2010                                                          81,826                    85,486
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.65%, 2010                                                        117,977                   123,679
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 9.7%, 2010                                                          57,114                    59,872
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Small Business Administration, 9.9%, 2008                                                          24,581                    25,175
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Small Business Administration, 10.05%, 2008 - 2009                                                  6,541                     6,734
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.36%, 2016                                     7,000,000                 7,315,812
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.59%, 2016                                     6,599,000                 6,735,606
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  401,648,138
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U.S. TREASURY OBLIGATIONS - 11.2%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.5%, 2010(f)                                                         $   51,997,000            $   55,084,322
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.875%, 2025                                                               1,307,000                 1,663,669
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                                                  32,933,000                38,433,832
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.25%, 2028                                                                1,139,000                 1,233,145
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                                                6,166,000                 7,589,964
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                                16,366,000                16,203,617
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, TIPS, 3.875%, 2009                                                        10,265,470                10,568,620
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                16,147,000                16,281,343
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6%, 2009                                                                   4,566,000                 4,735,084
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  151,793,596
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  TOTAL BONDS                                                                                                        $1,316,520,904
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REPURCHASE AGREEMENTS - 1.7%
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Merrill Lynch & Co., 5.31%, dated 11/30/06, due 12/01/06, total to be received
$22,959,386 (secured by various U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in a jointly traded account)                                    $   22,956,000            $   22,956,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $1,339,476,904
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OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                     9,323,680
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NET ASSETS - 100.0%                                                                                                  $1,348,800,584
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(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of November 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $1,309,119,053 and 97.73% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,420,847 representing 0.8% of net assets.

The following abbreviations are used in this report and are defined:
STRIPS      Separate Trading of Registered Interest and Principal of Securities
TIPS        Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GOVERNMENT SECURITIES FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $1,352,201,739
                                                               ==============
Gross unrealized appreciation                                  $    6,791,443
Gross unrealized depreciation                                     (19,516,278)
                                                               --------------
      Net unrealized appreciation (depreciation)               $  (12,724,835)
                                                               ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS
                                                                                                          UNREALIZED
                                                                                      EXPIRATION         APPRECIATION
                                         CONTRACTS                VALUE                  DATE            (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                  224                $   25,620,000           Mar-07             $ (207,284)
U.S. Treasury Note 5 yr (Long)              175                    18,577,344           Mar-07                 59,442
U.S. Treasury Note 10 yr (Short)            185                    20,199,688           Mar-07               (104,710)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ (252,552)
                                                                                                           ==========

At November 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) DIVERSIFIED INCOME FUND

11/30/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Diversified Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2006

ISSUER                                                                                          SHARES/PAR                VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 53.1%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8%, 2014 (z)                                                                $    416,000             $    418,080
-----------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., 7.625%, 2018                                                               250,000                  257,500
-----------------------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industry, Inc., 8%, 2011                                                            60,000                   57,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    733,180
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Cooper-Standard Automotive, Inc., 8.375%, 2014                                                $    330,000             $    252,450
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                        339,000                  268,234
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75%, 2010 (n)                                                             960,000                1,019,220
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                                       40,000                   41,183
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                       135,000                  138,432
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                                                   157,000                  149,739
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                 250,000                  227,813
-----------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 9%, 2015                                                               180,000                  184,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,281,121
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BROADCASTING - 1.3%
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Allbritton Communications Co., 7.75%, 2012                                                    $    250,000             $    253,125
-----------------------------------------------------------------------------------------------------------------------------------
Barrington Broadcasting Group, 10.5%, 2014 (n)                                                      30,000                   29,850
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 11.25%, 2016 (n)                                                                    500,000                  548,125
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                 250,000                  259,688
-----------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., FRN, 11.6238%, 2013 (n)                                                  600,000                  603,000
-----------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 10%, 2011                                                                125,000                  118,125
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,811,913
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012                                                   $    250,000             $    241,250
-----------------------------------------------------------------------------------------------------------------------------------
Masonite Corp., 11%, 2015 (z)                                                                      300,000                  273,000
-----------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                                  545,000                  525,925
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,040,175
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 10.75%, 2016 (n)                                                        $    250,000             $    267,813
-----------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 10.25%, 2015                                                           250,000                  265,000
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                          250,000                  264,175
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    796,988
-----------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                                                 $    495,000             $    485,100
-----------------------------------------------------------------------------------------------------------------------------------
CCH II Holdings LLC, 10.25%, 2010                                                                  410,000                  428,450
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012 (n)                                                                400,000                  393,000
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., 8.5%, 2032                                                                    122,000                  153,662
-----------------------------------------------------------------------------------------------------------------------------------
Mediacom LLC, 9.5%, 2013                                                                            55,000                   56,513
-----------------------------------------------------------------------------------------------------------------------------------
NTL Cable PLC, 9.125%, 2016                                                                        300,000                  317,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,833,975
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                     $    500,000             $    422,500
-----------------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875%, 2014                                                                       355,000                  355,888
-----------------------------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 11.5%, 2016 (z)                                             670,000                  660,788
-----------------------------------------------------------------------------------------------------------------------------------
Mosaic Co., 7.625%, 2016 (z)                                                                       550,000                  562,375
-----------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                            170,000                  179,775
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,181,326
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016                                             $    200,000             $    211,500
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7.375%, 2014                                                     $    125,000             $    130,000
-----------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7%, 2017                                                              540,000                  537,300
-----------------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375%, 2015                                                                500,000                  421,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,088,550
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 8.875%, 2014 (n)                                                $    250,000             $    252,188
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                  700,000                  721,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    973,188
-----------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                                               $    100,000             $     99,000
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                                    $     40,000             $     41,100
-----------------------------------------------------------------------------------------------------------------------------------
Sensata Technologies B.V., 8.25%, 2014 (n)                                                         500,000                  478,125
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    519,225
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034                                                                $    460,000             $    589,490
-----------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                                                           656,000                  688,800
-----------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                          550,000                  656,150
-----------------------------------------------------------------------------------------------------------------------------------
National Power Corp., 6.875%, 2016 (n)                                                             100,000                  100,741
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                   100,000                  123,500
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.5%, 2027                                                     200,000                  269,500
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 6.625%, 2035                                                   390,000                  399,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,827,931
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 10.4%
-----------------------------------------------------------------------------------------------------------------------------------
Arab Republic of Egypt, 8.75%, 2011                                                           $    520,000             $    587,600
-----------------------------------------------------------------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.375%, 2012                                                           200,000                  216,800
-----------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                                            443,000                  494,167
-----------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.25%, 2034                                                         430,000                  517,505
-----------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 7.125%, 2037                                                        700,000                  743,750
-----------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 11%, 2040                                                           332,000                  441,560
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2013                                                                    858,000                  813,527
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 8.28%, 2033                                                                 519,535                  528,887
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.59%, 2012                                                            659,250                  614,649
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 8.125%, 2024                                                                  59,000                   66,729
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 10.375%, 2033                                                                 20,000                   28,000
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, FRN, 7.175%, 2015                                                            310,000                  320,075
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Croatia, FRN, 6.3556%, 2010                                                            363,636                  365,331
-----------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035 (n)                                                           225,000                  252,000
-----------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035                                                               300,000                  336,000
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 7.25%, 2015                                                                 200,000                  213,546
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 8.5%, 2035                                                                  375,000                  450,354
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                                   590,000                  786,175
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 5% to 2007, FRN to 2017                                                           44,160                   43,718
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                                              260,000                  317,850
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.5%, 2030                                                                 20,000                   26,200
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 7.75%, 2031                                                               700,000                  777,875
-----------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 7.375%, 2012                                                             320,000                  347,584
-----------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                                               230,000                  280,025
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 11.5%, 2012                                                                     16,000                   19,540
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 9.5%, 2014                                                                     300,000                  348,000
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                                     20,000                   20,612
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.375%, 2025                                                                   177,000                  179,213
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                                                        85,000                   91,056
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 6.875%, 2036                                                                   200,000                  188,500
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 9.25%, 2017                                                                   500,000                  601,250
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 8.5%, 2014                                                                  200,000                  223,000
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7%, 2018                                                                    320,000                  322,880
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7.65%, 2025                                                                 427,000                  450,272
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25%, 2027                                                                 663,000                  828,087
-----------------------------------------------------------------------------------------------------------------------------------
Republica Oriental Uruguay, 7.625%, 2036                                                           200,000                  213,000
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015                                                                225,000                  241,313
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                                    100,000                  122,350
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                                  470,000                  603,950
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.75%, 2034                                                                 800,000                  874,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 14,896,930
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                           $    250,000             $    258,125
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                              355,000                  355,444
-----------------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I, 9%, 2016 (n)                                                                     455,000                  478,888
-----------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                             395,000                  395,000
-----------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125%, 2016                                                           60,000                   57,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,545,057
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016                                                               $    500,000             $    528,337
-----------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                                 14,000                   14,793
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    543,130
-----------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                           $    750,000             $    751,875
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010 (n)                                           $     21,000             $     20,948
-----------------------------------------------------------------------------------------------------------------------------------
Dole Foods Co., Inc., 8.875%, 2011                                                                 450,000                  435,938
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    456,886
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                          $    500,000             $    498,750
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                                62,000                   59,675
-----------------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC, 11.375%, 2016 (n)                                                         45,000                   46,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    605,225
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc., 5.75%, 2017                                                     $  1,340,000             $  1,123,340
-----------------------------------------------------------------------------------------------------------------------------------
Majestic Star Casino LLC, 9.75%, 2011                                                              125,000                  116,250
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6.75%, 2013                                                                      750,000                  738,750
-----------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                1,425,000                1,334,156
-----------------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                                              90,000                   89,325
-----------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                                   250,000                  246,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,648,071
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                                                    $    325,000             $    331,500
-----------------------------------------------------------------------------------------------------------------------------------
Education Management LLC, 8.75%, 2014 (n)                                                          250,000                  257,500
-----------------------------------------------------------------------------------------------------------------------------------
RBS Global & Rexnord Corp., 9.5%, 2014 (n)                                                         500,000                  521,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,110,250
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                          $    250,000             $    251,875
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                              $    250,000             $    195,000
-----------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                          720,000                  725,400
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                              15,000                   15,525
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                            610,000                  507,825
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9.25%, 2016 (z)                                                                         705,000                  735,844
-----------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75%, 2016 (n)                                                                150,000                  159,750
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 6.875%, 2015                                                                       500,000                  488,750
-----------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015                                                           210,000                  208,425
-----------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625%, 2015                                                                 285,000                  237,975
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.25%, 2015                                                                500,000                  490,000
-----------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc., 10.75%, 2014                                                                    500,000                  552,500
-----------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding II, 9%, 2014                                                               115,000                  115,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,431,994
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                         $    250,000             $    245,000
-----------------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (n)                                                                575,000                  579,313
-----------------------------------------------------------------------------------------------------------------------------------
Griffin Coal Mining Co., 9.5%, 2016 (z)                                                            280,000                  282,100
-----------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875%, 2013                                                                    250,000                  232,500
-----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 7.375%, 2016                                                                 105,000                  110,381
-----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., "B", 6.875%, 2013                                                            445,000                  450,563
-----------------------------------------------------------------------------------------------------------------------------------
PNA Group, Inc., 10.75%, 2016 (n)                                                                  500,000                  517,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,417,357
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.871%, 2014                                                                      $    108,419             $    107,920
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.6%, 2015                                                                              29,478                   28,731
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.78%, 2015                                                                             29,478                   29,064
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.996%, 2017                                                                            59,918                   60,065
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2035 - 2036                                                                    4,153,118                4,140,045
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2027                                                                            153,952                  154,738
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,520,563
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                             $    300,000             $    310,875
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                  600,000                  621,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    931,875
-----------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                           $     55,000             $     56,238
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                           250,000                  276,563
-----------------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 9.75%, 2013                                                 375,000                  378,750
-----------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                    195,000                  206,213
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                           235,000                  239,700
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                          260,000                  289,575
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                    300,000                  319,500
-----------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016 (n)                                                                 300,000                  326,625
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,093,164
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                                     $    250,000             $    241,250
-----------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016                                                                   $    100,000             $    100,250
-----------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                   80,000                   84,600
-----------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.75%, 2013                                                                      600,000                  630,000
-----------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.75%, 2013 (n)                                                                  100,000                  105,000
-----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8%, 2015                                                           300,000                  311,250
-----------------------------------------------------------------------------------------------------------------------------------
RSHB Capital S.A., 7.175%, 2013                                                                    600,000                  635,250
-----------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011                                                        400,000                  397,000
-----------------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 7.5%, 2011                                                                        54,000                   57,738
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,321,088
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                                            $    162,000             $    166,050
-----------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                             $    600,000             $    691,620
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                                 $    105,000             $    102,113
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                            250,000                  221,250
-----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016 (z)                                                                         685,000                  696,131
-----------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                                220,000                  203,225
-----------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016                                                                 530,000                  556,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,779,219
-----------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., 11.125%, 2014 (n)                                    $     70,000             $     69,475
-----------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 10.375%, 2015                                                            50,000                   55,313
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    124,788
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                  $    375,000             $    390,938
-----------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 11.375%, 2016 (n)                                                           270,000                  276,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    667,688
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel Communications, 8.25%, 2016                                                       $    300,000             $    312,000
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                                 50,000                   50,188
-----------------------------------------------------------------------------------------------------------------------------------
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                    375,000                  422,813
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    785,001
-----------------------------------------------------------------------------------------------------------------------------------
TIRE & RUBBER - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 8.625%, 2011 (z)                                                  $     80,000             $     81,200
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014 (n)                                                                 $    745,000             $    772,938
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 4.8%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009                                                                      $  1,676,000             $  1,756,842
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.125%, 2011                                                                           152,000                  154,420
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2011                                                                               628,000                  660,062
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.625%, 2013                                                                         1,415,000                1,405,477
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2016                                                                            892,000                  924,551
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.125%, 2030                                                                           807,000                1,049,888
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.625%, 2008                                                                          711,000                  708,820
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.125%, 2008                                                                          200,000                  200,718
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,860,778
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 3.5%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.5%, 2010                                                               $    613,000             $    649,397
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.25%, 2016                                                                   908,000                1,232,149
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                                                      106,000                  123,705
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                                     52,000                   51,484
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                                  435,000                  438,381
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                  1,223,000                1,233,175
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.125%, 2008                                                                  562,000                  547,160
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.125%, 2011                                                                  414,000                  425,450
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                                                   298,000                  294,845
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,995,746
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016                                                            $    250,000             $    261,250
-----------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.75%, 2016                                                                100,000                  106,125
-----------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                                 90,000                   97,650
-----------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                            135,000                  136,688
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                     185,000                  185,000
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2017                                                                     460,000                  458,850
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                                  425,000                  413,313
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,658,876
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                          $ 75,748,566
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 37.1%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                2,920             $    264,114
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                               9,560                  639,851
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    903,965
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                                10,220             $    298,731
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                                                       8,650             $    257,338
-----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc. (a)                                                                                       958                   26,383
-----------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                     10,890                  224,334
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                      2,540                   83,947
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    592,002
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                            2,890             $    562,972
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                       1,300                   95,771
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                      10,540                  802,720
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,461,463
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                               3,730             $    303,846
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                     2,350                   94,024
-----------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                        8,100                  380,133
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    778,003
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. (a)                                                                                     2,090             $     61,049
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                  9,860             $    389,076
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                4,580                  420,994
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    810,070
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                                   13,400             $    356,976
-----------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                                 6,810                  425,966
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    782,942
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                 9,970             $    351,742
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                            1,130                   73,540
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    425,282
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                                                    1,490             $     66,156
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                       19,070             $  1,379,142
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                       1,410                   94,893
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                   26,840                2,061,580
-----------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                          10,740                  539,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,075,515
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                        1,090             $     67,547
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                                           2,860             $     61,376
-----------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                              6,490             $    137,783
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                                         1,010             $     79,487
-----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                                 14,238                  467,434
-----------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                        2,230                   97,629
-----------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. (a)                                                                       2,170                   80,225
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    724,775
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                           3,860             $    107,655
-----------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                                   15,350                  646,082
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    753,737
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. (a)                                                                                 4,010             $    137,102
-----------------------------------------------------------------------------------------------------------------------------------
Humana, Inc. (a)                                                                                     7,770                  420,357
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    557,459
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                             7,750             $    440,510
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                       5,390                  342,157
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                              3,880                  332,749
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                       12,200                  716,506
-----------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                       12,570                  651,252
-----------------------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                                      6,660                  307,426
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,790,600
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
RealNetworks, Inc. (a)                                                                              11,070             $    127,305
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                        2,650             $    317,788
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                          2,120                  163,410
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    481,198
-----------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                               28,440             $  1,531,494
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                28,780                1,331,938
-----------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                   5,410                  382,433
-----------------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                                             11,760             $    431,004
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,676,869
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                       8,320             $    411,008
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc.                                                                                    1,900             $    102,543
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                                     970             $    119,310
-----------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp.                                                                                5,930                  324,430
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    443,740
-----------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                                                     2,390             $    108,219
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                     22,530                1,117,263
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                         19,020                  755,474
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                           6,650                  379,250
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                          1,110                   74,548
-----------------------------------------------------------------------------------------------------------------------------------
IndyMac Bancorp, Inc.                                                                               10,750                  493,963
-----------------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                                                    62,350                1,007,576
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,936,293
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                      1,370             $     73,418
-----------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)                                                              2,200                   59,642
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                    5,860                  386,233
-----------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. (a)                                                                       4,270                   70,583
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                   21,240                  945,392
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                4,340                  209,535
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,744,803
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
R. R. Donnelley & Sons Co.                                                                           2,790             $     98,403
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 14.3%
-----------------------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc., REIT                                                          7,746             $    798,458
-----------------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust, REIT                                                                         15,117                  906,718
-----------------------------------------------------------------------------------------------------------------------------------
AvalonBay Communities, Inc., REIT                                                                    4,868                  647,833
-----------------------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc., "A", REIT                                                                     13,344                  862,556
-----------------------------------------------------------------------------------------------------------------------------------
CapitalSource, Inc., REIT                                                                           24,123                  656,628
-----------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp., REIT                                                           13,150                  851,857
-----------------------------------------------------------------------------------------------------------------------------------
Douglas Emmett, Inc., REIT (a)                                                                       5,508                  144,860
-----------------------------------------------------------------------------------------------------------------------------------
EastGroup Properties, Inc., REIT                                                                    11,883                  666,042
-----------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust, REIT                                                                18,981                  914,884
-----------------------------------------------------------------------------------------------------------------------------------
Equity Residential, REIT                                                                            11,364                  605,247
-----------------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc., REIT                                                               12,068                  663,016
-----------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc., REIT                                                                    19,197                  783,238
-----------------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts, Inc., REIT                                                                   25,429                  641,319
-----------------------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust, REIT                                                                          24,526                  392,416
-----------------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., REIT                                                                         15,490                  724,777
-----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT                                                                            19,381                  898,891
-----------------------------------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust, REIT                                                          34,508                  762,627
-----------------------------------------------------------------------------------------------------------------------------------
Macerich Co., REIT                                                                                  10,666                  911,623
-----------------------------------------------------------------------------------------------------------------------------------
Medical Properties Trust, Inc., REIT                                                                64,002                  950,430
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, REIT                                                     13,417                  529,972
-----------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT                                                                                      12,657                  824,857
-----------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc., REIT                                                                           6,320                  608,490
-----------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp., REIT                                                                          8,991                  710,109
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc., REIT                                                                    10,177                1,037,850
-----------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp., REIT                                                                          7,409                1,001,993
-----------------------------------------------------------------------------------------------------------------------------------
Ventas, Inc., REIT                                                                                  21,064                  820,443
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT                                                                           8,823                1,112,669
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 20,429,803
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                                    2,230             $    136,454
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                               12,280             $    303,316
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                                                4,140             $    125,194
-----------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                                                 4,040                  128,028
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    253,222
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                          12,530             $    424,892
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                         20,100                  284,817
-----------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                        13,250                  681,713
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                        19,070                  666,306
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,057,728
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                  12,870             $  1,083,783
-----------------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                          5,330                  332,432
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,416,215
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                             5,360             $    432,766
-----------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                                   12,790                  405,699
-----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                    6,820                  408,109
-----------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                      3,010                  160,433
-----------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                            9,690                  556,109
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,963,116
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                  $ 52,930,471
-----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 2.3% (g)(r)
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
General Motors, Term Loan B, 7%, 2013                                                         $    640,934             $    641,574
-----------------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Second Lien Term Loan, 11.14%, 2011                                      300,597                  301,975
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    943,549
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Term Loan, 6.85%, 2012                                                 $    158,338             $    158,616
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7%, 2013                                                              $    519,118             $    522,362
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
MEG Energy Corp., Bridge Term Loan, 9%, 2013                                                  $    185,345             $    184,418
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7%, 2014                                                           $  1,051,735             $  1,056,420
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan, 8%, 2013                                                    $    434,854             $    435,806
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                            $  3,301,171
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 6.9% (y)
-----------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.31%, due 12/01/06                                         $  5,542,000             $  5,542,000
-----------------------------------------------------------------------------------------------------------------------------------
UBS Financial Delaware LLC, 5.3%, due 12/01/06                                                   4,251,000                4,251,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                         $  9,793,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (k)                                                                                                $141,773,208
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.6%                                                                                       857,986
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                  $142,631,194
-----------------------------------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of November 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $74,388,529 and 52.47% of market value. An independent pricing service provided an evaluated bid for
    48.37% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,467,318, representing 6.6% of net assets.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                      ACQUISITION             ACQUISITION       CURRENT           TOTAL % OF
RESTRICTED SECURITIES                                    DATE                     COST        MARKET VALUE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8%, 2014                            11/10/06 - 11/30/06     $   419,700        $  418,080
Goodyear Tire & Rubber Co., 8.625%, 2011              11/16/06 - 11/17/06          81,313            81,200
Griffin Coal Mining Co., 9.5%, 2016                        11/10/06               280,000           282,100
HCA, Inc., 9.25%, 2016                                11/09/06 - 11/28/06         724,419           735,844
Idearc, Inc., 8%, 2016                                11/01/06 - 11/02/06         694,038           696,131
Masonite Corp., 11%, 2015                             11/07/06 - 11/16/06         275,306           273,000
Momentive Performance Materials, Inc., 11.5%, 2016         11/29/06               660,319           660,788
Mosaic Co., 7.625%, 2016                              11/16/06 - 11/20/06         559,444           562,375
----------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                      $3,709,518           2.6%
                                                                                                 ===========================

The following abbreviations are used in this report and are defined:
FRN       Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT      Real Estate Investment Trust

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS DIVERSIFIED INCOME FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $137,469,110
                                                                 ============
Gross unrealized appreciation                                    $  4,656,054
Gross unrealized depreciation                                        (351,956)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $  4,304,098
                                                                 ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: January 18, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: January 18, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 18, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.